Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	22,930,000	22,930,000	22,930,000
Common stock, shares outstanding	22,930,000	22,930,000	22,930,000
Pro Forma
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		22,930,000
Common stock, shares outstanding		22,930,000